INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income (Loss) From Continuing Operations Before Income Taxes by Geographic Location

Income (loss) from continuing operations before income taxes by geographic location is as follows:

(in US$ thousands )	2012	2013	2014
Taiwan operations	$(14,871)	$(33,077)	$(13,158)
Non-Taiwan operations	1,946	(1,605)	8,095

	$(12,925)	$(34,682)	$(5,063)

Components of Income Tax Expense Benefit from Continuing Operations by Taxing Jurisdiction

The components of income tax expense (benefit) from continuing operations by taxing jurisdiction are as follows:

( in US$ thousands )	2012	2013	2014
Taiwan:
Current	$410	$(131)	$(74)
Deferred	46	379	—

	$456	$248	$(74)

Non-Taiwan:
Current	$215	$(187)	$1
Deferred	—	—	—

	$215	$(187)	$1

Total current income tax expense (benefit)	$625	$(318)	$(73)

Total deferred income tax expense (benefit)	$46	$379	$—

Total income tax expense (benefit)	$671	$61	$(73)

Reconciliation of Effective Tax Rate Related to Continuing Operations to Statutory Taiwan Federal Tax Rate

A reconciliation of our effective tax rate related to continuing operations to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2012	2013	2014
Taiwan statutory rate, including taxes on income and retained earnings	23.85%	23.85%	23.85%
Foreign tax differential	(0.17%)	(3.71%)	42.23%
Non-deductible items - impairment charges on goodwill	(16.43%)	(11.73%)	0.00%
Non-deductible - bad debts	0.00%	0.00%	(5.16%)
Changes in unrecognized tax benefits	0.00%	(4.12%)	(3.15%)
Tax-exempted income in foreign jurisdictions	0.00%	3.12%	0.00%
Adjustment for prior year payable	0.00%	0.54%	1.81%
Change in valuation allowance	(4.00%)	(8.83%)	(52.97%)
Tax effect of earnings for equity method investees and certain subsidiaries	(4.38%)	0.00%	0.00%
Other	(4.06%)	0.70%	(5.16%)

Effective rate	(5.19%)	(0.18%)	1.45%

Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2012, 2013 and 2014 are as follows:

(in US$ thousands)	2012	2013	2014
Balance at beginning of year	$25,256	$18,333	$4,754
Subsequent utilization of valuation allowance	(4)	(7)	—
Additions to valuation allowance	214	3,063	2,682
Divestitures	(7,026)	(16,616)	—
Exchange differences	(107)	(19)	(289)

Balance at end of year	$18,333	$4,754	$7,147

Breakdown of Expiration of Net Operating Loss Carryforwards in Major Jurisdictions	Below is the breakdown of the expiration of the net operating loss carryforwards in major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	10,551	indefinite
Taiwan	17,417	2020~2024

	27,968

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2012, 2013 and 2014 are as follows:

(in US$ thousands)	2012	2013	2014
Balance at beginning of year	$4,714	$4,202	$8,798
Current year increase (decrease)	—	4,173	—
Increase (decrease) related to prior year tax positions	573	375	—
Deconsolidation of IAHGames	(1,072)	—	—
Exchange differences	(13)	48	(511)

Balance at end of year	$4,202	$8,798	$8,287

Deferred Tax Assets
Significant Components of Deferred Tax Assets and Liabilities

Significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2013	2014
Net operating loss carryforwards	$3,610	$5,895
Share-based compensation	267	242
Intangible assets and goodwill	738	509
Property, plant and equipment	86	6
Prepaid licensing and royalty fees	1	369
Other	108	126

	4,810	7,147
Less: valuation allowance	(4,754)	(7,147)

Deferred tax assets - net	$56	$—

Deferred Tax Liability
Significant Components of Deferred Tax Assets and Liabilities

Significant components of our deferred tax liabilities consist of the following:

(in US$ thousands)	December 31
	2013	2014
Investment in affiliated companies, principally due to undistributed income	$1,987	$1,928

Capitalized software development costs	56	—

Deferred tax liabilities	$2,043	$1,928